INVESTMENT IN EQUITY INSTRUMENTS (Tables)	12 Months Ended
Nov. 30, 2021
Investment In Equity Instruments
Schedule of reconciliation of the investment in Waterproof

	2021	2020
	$	$
Balance, beginning of year	2,966,110	1,167,371
Change in fair value	1,139,133	1,798,739
Disposal of investment	(4,105,243)	—
Balance, end of year	—	2,966,110